Business Segments - Schedule of Segment Revenues Reconciled to Consolidated Amounts (Parenthetical) (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Revenue Reconciling Item [Line Items]
Charges for billing and collection services	$ 11,000,000	$ 8,000,000	$ 32,000,000	$ 24,000,000	$ 32,000,000	$ 32,000,000	$ 33,000,000
Intersegment eliminations
Segment Reporting, Revenue Reconciling Item [Line Items]
Charges for billing and collection services	0	1,000,000	0	2,000,000	2,000,000	2,000,000	1,000,000
Charges for discounts on property stays	7,000,000	7,000,000	23,000,000	18,000,000	23,000,000	17,000,000	13,000,000
Rental expense for model units	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 0	$ 1,000,000	$ 1,000,000